Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Operating Expenses [Abstract]
Operating Expenses
For 2013, 2012 and 2011, selling expenses (which include broker commissions, the variable component of our internal sales force compensation and premium taxes) and general and administrative expenses were as follows:

(Millions)	2013	2012	2011
Selling expenses	$1,348.6	$1,105.5	$1,104.8
General and administrative expenses:
Salaries and related benefits	4,139.5	3,115.3	3,284.3
Other general and administrative expenses	3,157.3	2,655.6	2,415.3
Total general and administrative expenses (1)	7,296.8	5,770.9	5,699.6
Total operating expenses	$8,645.4	$6,876.4	$6,804.4

(1)
In 2013, includes: transaction, integration-related and restructuring costs of $314.6 million and a reduction of expenses related to reversal of an allowance on a reinsurance recoverable of $42.2 million. In 2012, includes: a litigation-related charge of $120.0 million, transaction and integration-related costs of $16.2 million and a severance and facilities charge of $37.0 million. In 2011, includes a charge of $137.0 million related to the voluntary early retirement program that we announced in July 2011.